Equity-method investees - Summary of Reconciliation of Carrying Amount of Retained Interest in Joint Venture with Carrying Amount in Consolidated Statement of Financial Position (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures [Line Items]
Dividends distribution	€ (74)	€ (135)	€ (551)
Profit / (loss) for the period	(15,150)	(16,069)	(540)
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Beginning balance	38,645	37,029
Profit / (loss) for the period	292	751	3,020
Amortisation	(519)	(519)	(519)
Reversal of deferred tax liabilities	130	130
Group’s share of profit/(loss) for the year, net of equity method adjustments	988	2,873	436
Group’s share of other comprehensive income	686	(1,257)	(784)
Ending balance	40,319	38,645	€ 37,029
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Elimination of intersegment amounts [member] | Reportable legal entities [member]
Disclosure Of Joint Ventures [Line Items]
Amortisation	368	367
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Elimination of intersegment amounts [member] | Reportable legal entities [member] | Inventories [member]
Disclosure Of Joint Ventures [Line Items]
Elimination of intercompany profit	€ 717	€ 2,144